Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	35.64%	38.01%	38.01%
March 31, 2016
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	33.06%
March 31, 2017 and Thereafter
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	32.26%